UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 1110 Lake Cook Road, Suite 385
	 Buffalo Grove, IL 60089

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Donald A. Yacktman
Title:    President
Phone:    847-325-0707
Signature, Place, and Date of Signing:

Donald A. Yacktman    Buffalo Grove, Illinois    November 2, 2004
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   54
Form 13F Information Table Value Total:   $659684


List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group                   common           02209S103    11905   253084 SH       SOLE                   140000            113084
Americredit Corp.              common           03060R101    63075  3020850 SH       SOLE                  2500000            520850
Anheuser Busch Co.             common           035229103     1368    27390 SH       SOLE                                      27390
Bandag, Inc. Cl. A             common           059815308      492    12200 SH       SOLE                    10700              1500
Berkshire Hath Cl. A           common           084670108    14904      172 SH       SOLE                                        172
Berkshire Hath Cl. B           common           084670207     2458      856 SH       SOLE                                        856
Blair Corp.                    common           092828102     2266    80400 SH       SOLE                    43000             37400
Bristol Myers Squibb           common           110122108    21980   928600 SH       SOLE                   735000            193600
Cadbury Schweppes              common           127209302     8911   288275 SH       SOLE                   190000             98275
Cardinal Health                common           14149Y108    13104   299375 SH       SOLE                   264500             34875
Chgo Rivet & Machine           common           168088102      391    14950 SH       SOLE                                      14950
Clorox                         common           189054109    27990   525138 SH       SOLE                   440000             85138
Coca-Cola Co.                  common           191216100    63505  1585655 SH       SOLE                  1252000            333655
Electronic Data Syst           common           285661104     9431   486400 SH       SOLE                   397000             89400
Equifax Inc.                   common           294429105     2038    77300 SH       SOLE                                      77300
Ethan Allen Interiors          common           297602104     1939    55800 SH       SOLE                                      55800
Federal Home Loan              common           313400301    23902   366375 SH       SOLE                   253700            112675
Federal Nat'l Mtg.             common           313586109     4541    71630 SH       SOLE                    70000              1630
First Data Corp.               common           319963104    14589   335375 SH       SOLE                   130000            205375
First Health Group             common           320960107    12489   776200 SH       SOLE                   495000            281200
Friedman's, Inc. Cl. A         common           358438109     1801   874300 SH       SOLE                   732500            141800
Gannett Company                common           364730101     1168    13940 SH       SOLE                                      13940
H&R Block                      common           093671105     8179   165500 SH       SOLE                   125000             40500
Henkel KGAA ADR                common           42550U109    31109   447275 SH       SOLE                   360000             87275
Henkel ORD                     common           005002465    12798   184000 SH       SOLE                   175000              9000
Interpublic Group Co.          common           460690100    14056  1327300 SH       SOLE                  1173100            154200
Interstate Bakeries            common           46072H108      883   226475 SH       SOLE                   200000             26475
Johnson & Johnson              common           478160104    10339   183540 SH       SOLE                   120000             63540
Kinder Morgan Inc.             common           49455P101     2469    39300 SH       SOLE                                      39300
Kraft Foods, Inc.              common           50075n104    54524  1718900 SH       SOLE                  1424000            294900
Lancaster Colony Corp.         common           513847103    39717   941950 SH       SOLE                   711000            230950
Leucadia Nat'l Corp.           common           527288104     2770    48900 SH       SOLE                                      48900
Liberty Media Corp. A          common           530718105    78204  8968293 SH       SOLE                  7170000           1798293
MBIA Inc.                      common           55262C100     2675    45950 SH       SOLE                    40000              5950
MGIC Investment                common           552848103     2564    38525 SH       SOLE                    30000              8525
Markel Corp.                   common           570535104     1005     3260 SH       SOLE                                       3260
Merck & Co. Inc.               common           589331107     1016    30800 SH       SOLE                                      30800
Microsoft Corp.                common           594918104     3089   111720 SH       SOLE                   100000             11720
NICOR Inc.                     common           654086107     5944   161975 SH       SOLE                   145000             16975
PepsiCo Inc.                   common           713448108     5180   106470 SH       SOLE                    90000             16470
Pfizer Inc.                    common           717081103     4215   137750 SH       SOLE                   100000             37750
Procter & Gamble Co.           common           742718109     2128    39315 SH       SOLE                                      39315
SBC Communications             common           78387G103      210     8105 SH       SOLE                                       8105
TJX Co.                        common           872540109     2248   102000 SH       SOLE                                     102000
Torchmark Corp.                common           891027104      760    14300 SH       SOLE                                      14300
Tribune Co. New                common           896047107      432    10500 SH       SOLE                                      10500
Trizec Properties              common           89687P107     9323   583775 SH       SOLE                   521000             62775
Tyco Int'l LTD                 common           902124106    29961   977200 SH       SOLE                   663000            314200
U.S. Bancorp                   common           902973304     5170   178894 SH       SOLE                   150000             28894
Unilever NV (NEW)              common           904784709    20057   347000 SH       SOLE                   302000             45000
Verizon Commun.                common           92343V104      218     5528 SH       SOLE                                       5528
Wal Mart Stores Inc.           common           931142103      245     4600 SH       SOLE                                       4600
Washington Mutual              common           939322103     1563    40000 SH       SOLE                    40000
Wesco Financial Co.            common           950817106     2387     6790 SH       SOLE                                       6790